Equity Method Investments Equity Method Investments - Additional Information (Details) - EUR (€) € in Millions			12 Months Ended
		Jun. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 03, 2016
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			€ (16.7)	€ 0.0	€ 0.0
Proceeds from Equity Method Investment, Distribution, Return of Capital			€ 19.7	0.0	€ 0.0
Zeiss Commitment R&D and Capex investment Contractual Term			6 years
Zeiss Commitment Consideration already paid During the Year			€ 147.5	12.0
Contractual Obligation	[1]		7,802.3
Equity Method Investments			€ 982.2	0.0
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			19 years 5 months
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		€ 979.3
Equity Method Investment, Ownership Percentage			24.90%
Profit (loss) related to equity method investments			€ (16.7)
equity method investment acquisition date		Jun. 29, 2017
Payments to Acquire Equity Method Investments			1,000.0
Payments to Acquire Equity Method Investments Transaction Costs			2.1
Equity Method Investments			(1.7)
Zeiss High-NA Funding Commitment [Member]
Schedule of Equity Method Investments [Line Items]
Contractual Obligation - Additional Commitment			325.0
Contractual Obligation			925.5	748.0		€ 760.0
Pensions [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		€ 19.9
Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			0.0
Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			982.2
Equity method goodwill [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		362.7
Other Intangible Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		560.7
In-process R&D [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		50.7
Inventories [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		73.7
Deferred Tax Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		€ (88.4)
Share of net income (loss) after accounting policy alignment [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			19.0
basis difference amortization [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			(6.7)
inventory step-up release [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			(27.3)
Zeiss High-NA Funding Commitment [Member] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		106.5
Zeiss High-NA Funding Commitment [Member] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		0.0
Zeiss High-NA Funding Commitment [Member] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		106.5
EUV agreement [Member] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		368.7
EUV agreement [Member] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		0.0
EUV agreement [Member] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		368.7
DUV Agreements [Domain] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		22.3
DUV Agreements [Domain] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		0.0
DUV Agreements [Domain] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[2]		22.3
Supply Chain Support Costs [Member]
Schedule of Equity Method Investments [Line Items]
Zeiss Commitment Consideration already paid During the Year			2.6	0.0
Research and Development Costs [Member]
Schedule of Equity Method Investments [Line Items]
Zeiss Commitment Consideration already paid During the Year			55.8	7.3
Land, Buildings and Constructions [Member]
Schedule of Equity Method Investments [Line Items]
Assets under construction in carrying amount			94.6	32.7
Land, Buildings and Constructions [Member] | Zeiss High-NA Funding Commitment [Member]
Schedule of Equity Method Investments [Line Items]
Assets under construction in carrying amount			€ 54.7	€ 0.0

[1]	We have excluded unrecognized tax benefits for an amount of EUR 148.8 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[2]	Amounts are included in advanced payments to Carl Zeiss SMT GmbH within other current assets and other non-current assets except for an amount of EUR 54.7 million which is included in property, plant and equipment as assets under construction. See Note 9 Other assets and Note 13 Property, plant and equipment.